Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) (10-K) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 509	$ 438	$ 2,356	$ 771	$ 1,311	$ 1,217
Chairman of the Board of Directors [Member]
General and administrative expenses					$ 32	$ 25